Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenues

For the six months ended June 30, 2025 and 2024, the disaggregation of revenues by major revenue stream is as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
System integration projects	$9,400,024	$8,663,958
Product sales	417,448	36,948
Engineering consulting services	—	152,573
Total	$9,817,472	$8,853,479

Schedule of Revenue by Geographic Location

The following table presents revenue by geographic location for the six months ended June 30, 2025 and 2024:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
PRC	$3,838,722	$4,654,089
Japan	5,978,750	4,199,390
Total revenues	$9,817,472	$8,853,479

Schedule of Currency Exchange Rates Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2024
Period End RMB: USD exchange rate	7.1636	7.2993	7.2672
Period Average RMB: USD exchange rate	7.2526	7.1957	7.2150
Period End JPY: USD exchange rate	144.17	157.37	160.88
Period Average JPY: USD exchange rate	148.38	151.46	152.20
Period End EUR: USD exchange rate	0.8496	0.9661	0.9336
Period Average EUR: USD exchange rate	0.9138	0.9242	0.9251